Significant Accounting Policies - Additional Information (Detail) ¥ in Thousands, $ in Thousands			12 Months Ended
	Jan. 01, 2022 CNY (¥)	Jan. 01, 2021 CNY (¥)	Dec. 31, 2022 CNY (¥) Customer	Dec. 31, 2021 CNY (¥) Customer	Dec. 31, 2020 CNY (¥) Customer	Dec. 31, 2022 USD ($)
Accounting Policies [Line Items]
Cash and cash equivalents			¥ 5,018,129	¥ 5,570,563		$ 727,560
Deferred revenue recognized	¥ 539,967	¥ 511,617
Impairment charges related to contract assets			0
Value added tax incurred			¥ 977,780	1,136,147	¥ 1,266,603
Foreign Currency Exchange difference			Translations of amounts from RMB into US$ for the convenience of the reader were calculated at the noon buying rate of US$1.00 = RMB6.8972 on the last trading day of 2022 (December 30, 2022) representing the certificated exchange rate published by the Federal Reserve Board. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at such rate, or at any other rates.
Foreign currency translation exchange rate			6.8972			6.8972
Advertising expense			¥ 1,766,995	2,192,512	2,255,519
Minimum [Member] | Ownership Interest [Member]
Accounting Policies [Line Items]
Percentage of ownership, equity method investment			20.00%			20.00%
Maximum [Member]
Accounting Policies [Line Items]
Contracts, original duration			1 year
Maximum [Member] | Ownership Interest [Member]
Accounting Policies [Line Items]
Percentage of ownership, equity method investment			50.00%			50.00%
Short-term deposits [Member] | Minimum [Member]
Accounting Policies [Line Items]
Bank deposits maturity			3 months
Short-term deposits [Member] | Maximum [Member]
Accounting Policies [Line Items]
Bank deposits maturity			1 year
Long-term deposits [Member] | Minimum [Member]
Accounting Policies [Line Items]
Bank deposits maturity			1 year
Membership Subscription [Member]
Accounting Policies [Line Items]
Contract period, minimum			1 month
Contract period, maximum			1 year
Government Subsidies
Accounting Policies [Line Items]
Other operating income			¥ 23,593	¥ 63,615	¥ 142,061
User Concentration Risk [Member] | Revenues [Member]
Accounting Policies [Line Items]
Number of users or customer accounted for 10% or more of total revenues | Customer			0	0	0
China, Yuan Renminbi
Accounting Policies [Line Items]
Cash and cash equivalents			¥ 12,600,000	¥ 14,691,000